Long-Term Investments	12 Months Ended
Dec. 31, 2024
Long-term Investments [Abstract]
Long-Term Investments
5.	LONG-TERM INVESTMENTS

	As of December 31,
	2023	2024
	RMB	RMB
Equity method investments
Jingwei Chuangteng (Hangzhou) L.P. (i)	48,687	30,204
Hangzhou Aqua Ventures Investment Management L.P. (ii)	47,168	47,144
Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (iii)	34,082	31,386
Others (vi)	62,671	64,849
Equity securities without readily determinable fair values
58 Daojia Ltd. (iv)	300,000	300,000
Hangzhou Faceunity Technology Limited (iv)	70,000	70,000
Hunan Qindao Cultural Spread Ltd. (iv)	30,000	—
Sichuan INMO Technology Co., Ltd. (iv)	55,343	55,343
Others (vi)	34,625	36,496
Fair value option investment
AEZ Capital Feeder Fund (v)	104,335	190,111

	786,911	825,533

The Group performed impairment analysis for equity method investments and equity securities without readily determinable fair values periodically. Impairment losses of RMB11,250, RMB31,250 and RMB62,625 were recorded for equity securities without readily determinable fair values under “other gain or (loss), net” in the consolidated statements of operations for the years ended December 31, 2022, 2023 and 2024, respectively.

(i)
On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. (“Jingwei”). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for RMB30,000. Due to Jingwei’s further rounds of financing, the Group’s partnership interest was diluted to 2.4% as of December 31, 2023 and 2024. The Group recognized its share of partnership profit or (loss) in Jingwei of RMB397, RMB (24,227) and RMB (18,483) during the years ended December 31, 2022, 2023 and 2024, respectively. The Group received distribution from Jingwei of RMB718 during the year ended December 31, 2023.

(ii)
On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. (“Aqua”). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for RMB50,000. The Group recognized its share of partnership profit or (loss) in Aqua of RMB (3,752), RMB356 and RMB (24) for the years ended December 31, 2022, 2023 and 2024, respectively.

(iii)
On September 12, 2018, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Chengdu Tianfu Qianshi Equity Investment Partnership L.P. (“Tianfu”). According to the partnership agreement, the Group committed to subscribe 5.1% partnership interest for RMB30,000. The Group recognized its share of partnership profit or (loss) in Tianfu of RMB286, RMB (1,531) and RMB (769) during the years ended December 31, 2022, 2023 and 2024, respectively. The Group received distribution from Tianfu of RMB1,349 and RMB1,927 during the year ended December 31, 2023 and 2024, respectively.

(iv)
The Group invested in certain preferred shares of private companies. On April 9, 2021, the Group entered into a preferred share subscription agreement with 58 Daojia Ltd. for a consideration of RMB300 million. The transaction was completed in April 2021. On March 31, 2022, the Group entered into a share purchase agreement with Sichuan INMO Technology Co., Ltd for a consideration of RMB55,343. The transaction was completed in April 2022. As the investments were neither debt security nor in-substance
common stock, they were accounted as equity securities without readily determinable fair values and measured at fair value using the measurement alternative. There have been no orderly transactions for the identical or a similar investment of the same issuer noted during the years ended December 31, 2023 and 2024. There have been no impairment indicators identified as of December 31, 2023 and 2024. In January 2024, the Group
disposed its investment in
Hunan Qindao Cultural Spread Ltd.

(v)
In October 2021, the Group completed an investment in an open mutual fund named “AEZ Capital Feeder Fund” (“AEZ”), which is redeemable on a quarterly basis. The Group, as a limited partner, subscribed Class A participating shares with capital contribution of RMB114,707. The Group has significant influence on AEZ and elected the fair value option to account for this investment using the NAV practical expedient whereby the change in fair value of RMB(43,854) and RMB81,560 was recognized during the year ended December 31, 2023 and 2024.

(vi)	Others represent equity method investments or equity securities without readily determinable fair values that are individually insignificant.